Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Changes in goodwill [abstract]
Schedule of Goodwill

Goodwill
$
Cost
As at January 1, 2024	9,020,813
Additions	-
As at December 31, 2024	9,020,813
As at December 31, 2025	9,020,813

Accumulated impairment
As at January 1, 2024	-
Charge for the year	9,020,813
As at December 31, 2024	9,020,813
As at December 31, 2025	9,020,813

Net book value:
As at December 31, 2024	-
As at December 31, 2025	-

	Patents	Software	Total Other Intangibles
	$	$	$
Cost
As at January 1, 2024	990,391	383,506	1,373,897
Additions during the period	157,607	-	157,607
As at December 31, 2024	1,147,998	383,506	1,531,504

Accumulated amortization
As at January 1, 2024	(375,288)	(84,405)	(459,693)
Charge	(98,374)	(83,617)	(181,991)
As at December 31, 2024	(473,662)	(168,022)	(641,684)

Cost
As at January 1, 2025	1,147,998	383,506	1,531,504
Additions during the period	127,135	-	127,135
As at December 31, 2025	1,275,133	383,506	1,658,639

Accumulated amortization
As at January 1, 2025	(473,662)	(168,022)	(641,684)
Charge	(94,723)	(47,046)	(141,769)
As at December 31, 2025	(568,385)	(215,068)	(783,453)

Net book value
As at December 31, 2024	674,336	215,484	889,820
As at December 31, 2025	706,748	168,438	875,186